NOTES PAYABLE AND OTHER DEBT (Senior Debt - Other Mortgage Indebtedness and Other Debt) (Details)															1 Months Ended									12 Months Ended
	Oct. 06, 2016 USD ($)	Sep. 29, 2016 USD ($)	Mar. 24, 2016 USD ($)	Feb. 09, 2016 USD ($)	Jul. 01, 2015 USD ($) bed	Apr. 30, 2015 USD ($)	Apr. 03, 2015 promissory_note	Feb. 27, 2015 USD ($)	Feb. 25, 2015 USD ($) subsidiary promissory_note	Feb. 01, 2015 USD ($)	Jan. 30, 2015 USD ($)	Sep. 24, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2012 USD ($) facility	May 31, 2015 USD ($)	Mar. 28, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012 agreement	Nov. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($) facility	Jan. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) subsidiary	Dec. 31, 2013	Sep. 30, 2016 USD ($)	Feb. 25, 2016 USD ($)	Feb. 08, 2016 USD ($)	Sep. 30, 2015 USD ($)	Aug. 12, 2015 USD ($)	Aug. 01, 2015 USD ($)	Jul. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	May 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 03, 2014 USD ($)	Feb. 01, 2014 USD ($)	Sep. 27, 2013 USD ($)	Aug. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 5,750,000																										$ 5,750,000			$ 3,750,000	$ 6,000,000	$ 8,800,000
Restricted assets related to the loan																						$ 400,000
Proceeds from issuance of debt												$ 500,000
Repayment of debt			$ 3,900,000			$ 6,500,000						4,500,000.0
Fixed interest rate (as a percent)																																		8.00%
Monthly principal and interest payments										$ 14,000
Outstanding amount																								$ 0
Principal amount of the debt instrument																																		$ 6,400,000
Unamortized discount current																								174,000
Unamortized premium current																								$ 268,000
Subordinated Convertible Notes Issued in 2011
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																								10.00%
Principal amount of the debt instrument																																										$ 4,500,000.0
Quail Creek Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																																								$ 5,000,000.0
Effective interest rate (as a percent)																								5.75%
Quail Creek Credit Facility | One Month LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								4.75%
CDC loan agreement
Debt Instrument [Line Items]
Minimum interest rate (as a percent)																					2.42%
KeyBank Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 16,500,000
Spread on floating interest rate (as a percent)																									4.25%
Number of subsidiaries | subsidiary																									2
Additional maturity extension period																										6 months
Promissory note
Debt Instrument [Line Items]
Proceeds from issuance of debt																								$ 1,000,000.0
Senior Debt - Other Mortgage Indebtedness
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																								6.00%
Principal amount of the debt instrument																								$ 8,000,000
Maximum interest rate (as a percent)																									6.25%
Senior Debt - Other Mortgage Indebtedness | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								3.50%
Pinnacle Healthcare Promissory Notes
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																								7.00%
Principal amount of the debt instrument																								$ 2,400,000
Commercial Insurance Premium Finance Security Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)						3.29%
Debt Instrument, Increase (Decrease), Net															$ 1,000,000
Principal amount of the debt instrument						$ 400,000
First Insurance Funding
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								$ 0
Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Outstanding amount																																	$ 3,800,000
Secured Debt
Debt Instrument [Line Items]
Restricted assets related to the loan																														$ 2,000,000
Long-term Debt																															$ 3,000,000			$ 5,000,000
Quail Creek | Bond indenture
Debt Instrument [Line Items]
Defeased bonds escrow																																						$ 3,100,000
Proceeds from issuance of debt																				$ 2,800,000
Fixed interest rate (as a percent)																								10.25%
Contemporary Healthcare Capital Loan Agreement [Member] | Tulsa Companion Care PSA
Debt Instrument [Line Items]
Proceeds from issuance of debt																									$ 5,000,000
Final payment required																								$ 5,000,000.0
Deferred financing costs																																									$ 200,000
Fixed interest rate (as a percent)																								8.50%
Outstanding amount																									$ 200,000
Prepayment penalty during year one (as a percent)																								5.00%
Prepayment penalty during year two (as a percent)																								1.00%
Woodland Manor | Mortgage Notes
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								4.00%
Proceeds from issuance of debt																							$ 4,800,000
Final payment required																								$ 4,300,000.0
Variable interest rate floor (as a percent)																								6.00%
Prepayment penalties (as a percent)																								5.00%
Prepayment penalties, annual decline (as a percent)																								1.00%
Little Rock, Northridge and Woodland Hills | Loan agreement with Private Bank
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								$ 11,800,000
Effective interest rate (as a percent)																								5.50%
Restricted assets related to the loan																								$ 2,000,000
Outstanding amount														$ 12,000,000
Sumter Valley and Georgetown | Metro City Bank Loan [Member]
Debt Instrument [Line Items]
Number of wholly owned subsidiaries that entered into the loan agreement | agreement																		2
Stone County Nursing | Metro City Bank Loan 1
Debt Instrument [Line Items]
Proceeds from issuance of debt																					$ 1,300,000.0
Repayment of debt																					1,300,000.0
Stone County Nursing | CDC loan agreement
Debt Instrument [Line Items]
Outstanding amount																								$ 1,300,000
Stone County Nursing | Metro City Bank Loan 2
Debt Instrument [Line Items]
Restricted assets related to the loan																					100,000
Proceeds from issuance of debt																					1,800,000.0
Variable interest rate floor (as a percent)														6.25%
Deferred financing costs																					$ 100,000
Prepayment penalties, annual decline (as a percent)																								1.00%
Prepayment penalties, annual decline capped (as a percent)																								10.00%
Principal amount of the debt instrument																								$ 1,800,000
Stone County Nursing | Metro City Bank Loan [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								$ 1,700,000
Glenvue Acquisition | Loan agreement with Private Bank
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								4.00%
Proceeds from issuance of debt												$ 1,800,000								6,600,000
Final payment required																								$ 6,400,000.0
Variable interest rate floor (as a percent)																								6.00%
Deferred financing costs																				$ 100,000
Abington Acquisition | Metro City Bank Loan [Member]
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)														2.25%
Repayment of debt																$ 3,400,000
Northwest | First Commercial Bank promissory note
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								$ 1,300,000
Proceeds from issuance of debt													$ 1,500,000
Variable interest rate floor (as a percent)													5.00%
ADK Hembree Road Property LLC | Fidelity Bank promissory note
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								1,000,000
Proceeds from issuance of debt																			$ 1,100,000
Fixed interest rate (as a percent)																									5.50%
Arkansas
Debt Instrument [Line Items]
Final payment required																											$ 32,200,000
Monthly principal and interest payments														$ 200,000
Number of skilled nursing facilities securing loan | facility														3
Long-term Debt																											$ 28,400,000
Capacity of skilled nursing facility (in numbers of bed) | bed					83
Proceeds from sales of business				$ 300,000	$ 3,400,000
Arkansas | Little Rock, Northridge and Woodland Hills | Loan agreement with Private Bank
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)														4.00%
Debt instrument, outstanding amount																								$ 11,400,000
Effective interest rate (as a percent)																								6.00%
Restricted assets related to the loan																								$ 2,100,000
Proceeds from issuance of debt																						$ 21,800,000
Final payment required														$ 13,700,000
Variable interest rate floor (as a percent)														6.00%
Number of skilled nursing facilities acquired | facility																						3
Glencoe, Alabama
Debt Instrument [Line Items]
Debt instrument, outstanding amount																								5,000,000
Restricted assets related to the loan																								$ 100,000
Metro City Bank
Debt Instrument [Line Items]
Repayment of debt											$ 9,000,000.0
Metro City Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 9,000,000																													$ 6,900,000.0
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																	5.50%
Deferred Finance Costs, Net										0.2
Metro City Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit | Prime rate
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																	1.50%
Private Bank
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 3,100,000
Private Bank | Little Rock Northridge and Woodland Hills and Abington Place Health and Rehab Center | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 12,000,000
Spread on floating interest rate (as a percent)									4.25%
Number of wholly owned subsidiaries that entered into the loan agreement | subsidiary									3
Private Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 9,300,000.0
Fixed interest rate (as a percent)																								4.68%
Outstanding amount																								$ 9,100,000
Private Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)											4.25%
Private Bank | Bentonville, Heritage Park, and River Valley [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Management Fees, Percentage of Operator Gross Income																																			5.00%
KeyBank | Promissory note
Debt Instrument [Line Items]
Number of Promissory Notes | promissory_note									4
Proceeds from issuance of debt								$ 700,000
Amended KeyBank Promissory Notes [Member] | Promissory note
Debt Instrument [Line Items]
Number of Promissory Notes | promissory_note							5
Subsequent Event
Debt Instrument [Line Items]
Repayment of debt	$ 2,400,000
Commitment for refinance, amount			$ 25,400,000
Subsequent Event | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount																												$ 900,000	$ 1,000,000
Fixed interest rate (as a percent)																												7.00%	2.00%
Interest Rate Floor [Member] | Quail Creek Credit Facility | One Month LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								5.75%
Interest Rate Floor [Member] | Senior Debt - Other Mortgage Indebtedness | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																								6.00%